Fair Value Measurements - Additional Information (Details) - USD ($)			3 Months Ended	4 Months Ended	7 Months Ended
	Aug. 13, 2020	Aug. 07, 2020	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities			$ 3,342,533	$ (1,243,733)	$ 4,664,000
Public Warrants [Member] | Binomial Monte Carlo Simulation [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities	$ 8,600,000	$ 8,600,000	$ 3,300,000		$ 4,700,000